STATEMENTS OF CONSOLIDATED AND COMBINED CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income (loss)	$ (636,063)	$ 151,332	$ 26,997
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation, depletion, and amortization	314,193	184,717	138,672
Impairment of proved oil and natural gas properties	432,116	6,600	28,871
(Gain) loss on derivatives	(749,843)	(29,533)	(29,323)
Cash settlements (paid) received on derivative instruments	20,559	30,403	72,045
Cash settlements on terminated derivatives	5,326	0	0
Premiums paid for derivatives	(6,065)	0	(411)
Loss on extinguishment of debt	30,248	0	0
Amortization of deferred financing costs	7,436	8,343	3,584
Accretion of senior notes net discount	2,501	554	0
Amortization of investment premium	0	0	194
Accretion of asset retirement obligations	6,306	5,581	5,009
Amortization of equity awards	10,678	3,557	1,423
(Gain) loss on sale of properties	3,057	(85,621)	(9,761)
Non-cash compensation expense	916,218	1,057	0
Exploration costs	14,953	181	6,980
Deferred income tax expense (benefit)	100,230	76	(312)
Changes in operating assets and liabilities:
Accounts receivable	(17,635)	(15,758)	(7,382)
Prepaid expenses and other assets	(7,424)	(2,986)	(1,574)
Payables and accrued liabilities	21,208	19,320	5,392
Other	8,272	0	0
Net cash provided by operating activities	476,271	277,823	240,404
Cash flows from investing activities:
Acquisitions of oil and natural gas properties	(1,177,670)	(105,762)	(360,678)
Additions to oil and gas properties	(674,396)	(360,015)	(273,334)
Additions to other property and equipment	(17,067)	(2,670)	(2,674)
Additions to restricted investments	(3,976)	(5,361)	(4,599)
Deposits for property acquisitions	(215)	0	0
Decrease (increase) in restricted cash	49,946	(49,347)	(3)
Proceeds from the sale of oil and natural gas properties	6,700	155,712	34,521
Other	(301)	0	29
Net cash used in investing activities	(1,816,979)	(367,443)	(606,738)
Cash flows from financing activities:
Advances on revolving credit facilities	2,746,800	1,132,755	619,450
Payments on revolving credit facilities	(2,457,900)	(1,766,037)	(251,569)
Proceeds from the issuances of senior notes	1,092,425	1,031,563	0
Redemption of senior notes	(351,808)	0	0
Borrowings under second lien credit facility	0	325,000	0
Redemption of second lien credit facility	(328,282)	0	0
Deferred financing costs	(30,334)	(41,175)	(3,501)
Proceeds from changes in ownership interests in MEMP	0	135,012	0
Repurchased shares under repurchase program	(161)	0	0
Restricted MEMP units returned to plan	(1,012)	0	0
Purchase of additional interests in consolidated subsidiaries	(3,292)	(15,135)	0
Contributions from previous owners	0	1,214	44,072
Distributions to the Funds	0	(732,362)	0
Distributions to noncontrolling interests	(149,084)	(78,083)	(15,208)
Distributions made by previous owners	0	(4,005)	(28,772)
Cash retained by previous owners	0	(7,909)	0
Other	320	455	0
Net cash provided by financing activities	1,268,945	117,950	361,761
Net change in cash and cash equivalents	(71,763)	28,330	(4,573)
Cash and cash equivalents, beginning of period	77,721	49,391	53,964
Cash and cash equivalents, end of period	5,958	77,721	49,391
Natural Gas Partners [Member]
Cash flows from financing activities:
Contributions from NGP affiliates related to sale of properties	1,165	2,013	45,158
Distribution to NGP affiliates related to purchase of assets	(66,693)	(355,494)	(242,174)
Distribution to NGP affiliates related to sale of assets, net of cash received	(32,770)	0	0
MRD Holdco LLC [Member]
Cash flows from financing activities:
Distributions to MRD Holdco	(59,803)	0	0
MRD [Member]
Cash flows from financing activities:
Proceeds from public offering	408,500	0	0
Costs incurred in conjunction with initial public offering	(28,373)	0	0
MEMP [Member]
Cash flows from financing activities:
Proceeds from public offering	553,288	511,204	202,573
Costs incurred in conjunction with initial public offering	(12,510)	(21,066)	(8,268)
Repurchased shares under repurchase program	$ (11,531)	$ 0	$ 0